RELATED PARTY TRANSACTIONS	6 Months Ended
Dec. 04, 2012
RELATED PARTY TRANSACTIONS [Abstract]
RELATED PARTY TRANSACTIONS
NOTE O – RELATED PARTY TRANSACTIONS

On June 7, 2012, we entered into two marketing agreements with 50 Eggs Branding Company, LLC ("50 Eggs"). John Kunkel, the CEO of 50 Eggs, previously was the CEO of LFMG International, LLC, and is a current Lime Fresh franchisee. Under the terms of the first agreement, 50 Eggs will provide marketing services for our Lime Fresh concept for a monthly fee of $52,500 plus out of pocket expenses. Under the terms of the second agreement, 50 Eggs will provide marketing services for our Marlin & Ray's concept for a monthly fee of $26,250 plus out of pocket expenses. Both agreements expire on June 6, 2013. Included within Selling, general, and administrative, net in our Consolidated Statements of Operations and Comprehensive (Loss)/Income for the 13 and 26 weeks ended December 4, 2012, are payments we made to 50 Eggs in connection with these agreements of $0.2 million and $0.6 million, respectively.

On July 22, 2010, following the approval of the Audit Committee of our Board of Directors, we entered into a licensing agreement with Gourmet Market, Inc. which is owned by our former Chief Executive Officer's brother, Price Beall. The licensing agreement allows us to operate multiple restaurants under the Truffles name. Truffles is an upscale café concept that currently operates several restaurants in the vicinity of Hilton Head Island, South Carolina. The Truffles concept offers a diverse menu featuring soups, salads, sandwiches, a signature chicken pot pie, house-breaded fried shrimp, pasta, ribs, steaks, and a variety of desserts.

Under the terms of the agreement, we pay a licensing fee to Gourmet Market, Inc. of 2.0% of gross sales of any Truffles we open. Additionally, we pay Gourmet Market, Inc. a monthly fee for up to two years for consulting services to be provided by Price Beall to assist us in developing and opening Truffles restaurants under the terms of the licensing agreement. During the first 12 months of the agreement we paid $20,833 per month for such services. During the second 12 months of the agreement we paid $10,417 per month. Gourmet Market, Inc. has the option to terminate future development rights if we do not operate 18 or more Truffles restaurants within five years or 40 or more Truffles within 10 years of the effective date of the agreement. As discussed further in Notes H and P to the Condensed Consolidated Financial Statements, on January 9, 2013 we announced the planned sale of our two Truffles restaurants. During the 13 and 26 weeks ended December 4, 2012 and November 29, 2011, we paid Gourmet Market, Inc. $14,423 and $53,250, and $38,265 and $98,097, respectively, under the terms of the agreement.